Parametric
Volatility Risk Premium - Defensive Fund
October 31, 2022
Portfolio of Investments (Unaudited)

Common Stocks — 50.6%
Security	Shares	Value
Aerospace & Defense — 0.8%
Boeing Co. (The)(1)	2,494	$ 355,420
Huntington Ingalls Industries, Inc.	4,299	1,105,144
L3Harris Technologies, Inc.	6,177	1,522,445
Raytheon Technologies Corp.	26,856	2,546,486
		$ 5,529,495
Air Freight & Logistics — 0.3%
Expeditors International of Washington, Inc.	6,721	$ 657,650
United Parcel Service, Inc., Class B	7,637	1,281,259
		$ 1,938,909
Airlines — 0.1%
Alaska Air Group, Inc.(1)	21,033	$ 935,127
		$ 935,127
Auto Components — 0.1%
BorgWarner, Inc.	11,034	$ 414,106
		$ 414,106
Automobiles — 1.0%
Tesla, Inc.(1)	30,630	$ 6,969,550
		$ 6,969,550
Banks — 2.2%
Bank of America Corp.	101,213	$ 3,647,716
Citigroup, Inc.	32,214	1,477,334
Fifth Third Bancorp	30,206	1,078,052
Huntington Bancshares, Inc.	62,582	949,995
JPMorgan Chase & Co.	37,320	4,697,842
KeyCorp	28,832	515,228
M&T Bank Corp.	2,635	443,655
Regions Financial Corp.	50,835	1,115,828
Wells Fargo & Co.	38,259	1,759,531
		$ 15,685,181
Beverages — 1.1%
Brown-Forman Corp., Class B	5,620	$ 382,160
Coca-Cola Co. (The)	58,009	3,471,839
PepsiCo, Inc.	20,344	3,694,063
		$ 7,548,062
Security	Shares	Value
Biotechnology — 1.1%
AbbVie, Inc.	25,170	$ 3,684,888
Amgen, Inc.	8,146	2,202,271
Moderna, Inc.(1)	3,229	485,416
Vertex Pharmaceuticals, Inc.(1)	3,924	1,224,288
		$ 7,596,863
Building Products — 0.2%
A.O. Smith Corp.	16,850	$ 923,043
Carrier Global Corp.	20,581	818,301
		$ 1,741,344
Capital Markets — 1.4%
Ameriprise Financial, Inc.	4,528	$ 1,399,695
CME Group, Inc.	7,038	1,219,686
Goldman Sachs Group, Inc. (The)	5,575	1,920,643
Invesco, Ltd.	55,837	855,423
Nasdaq, Inc.	18,560	1,155,174
S&P Global, Inc.	6,530	2,097,763
State Street Corp.	17,185	1,271,690
		$ 9,920,074
Chemicals — 0.9%
CF Industries Holdings, Inc.	10,887	$ 1,156,853
FMC Corp.	8,161	970,343
Linde PLC	8,650	2,572,077
Sherwin-Williams Co. (The)	6,320	1,422,190
		$ 6,121,463
Commercial Services & Supplies — 0.2%
Republic Services, Inc.	8,488	$ 1,125,679
		$ 1,125,679
Communications Equipment — 0.6%
Arista Networks, Inc.(1)	6,778	$ 819,189
Cisco Systems, Inc.	54,802	2,489,655
F5, Inc.(1)	6,035	862,462
		$ 4,171,306
Construction & Engineering — 0.1%
Quanta Services, Inc.	6,781	$ 963,173
		$ 963,173
Consumer Finance — 0.3%
Discover Financial Services	9,243	$ 965,524

Parametric
Volatility Risk Premium - Defensive Fund
October 31, 2022
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Consumer Finance (continued)
Synchrony Financial	32,515	$ 1,156,233
		$ 2,121,757
Containers & Packaging — 0.3%
Avery Dennison Corp.	5,624	$ 953,549
Packaging Corp. of America	5,963	716,813
Sealed Air Corp.	14,789	704,252
		$ 2,374,614
Distributors — 0.1%
LKQ Corp.	19,666	$ 1,094,216
		$ 1,094,216
Diversified Financial Services — 1.0%
Berkshire Hathaway, Inc., Class B(1)	23,104	$ 6,817,759
		$ 6,817,759
Diversified Telecommunication Services — 0.3%
AT&T, Inc.	29,499	$ 537,767
Verizon Communications, Inc.	37,411	1,398,049
		$ 1,935,816
Electric Utilities — 1.1%
Alliant Energy Corp.	17,071	$ 890,594
Duke Energy Corp.	14,705	1,370,212
Entergy Corp.	9,047	969,295
Evergy, Inc.	15,391	940,852
FirstEnergy Corp.	16,698	629,682
NextEra Energy, Inc.	30,946	2,398,315
Pinnacle West Capital Corp.	6,846	460,120
		$ 7,659,070
Electrical Equipment — 0.2%
Eaton Corp. PLC	10,711	$ 1,607,400
		$ 1,607,400
Electronic Equipment, Instruments & Components — 0.2%
TE Connectivity, Ltd.	11,098	$ 1,356,509
		$ 1,356,509
Entertainment — 0.4%
Walt Disney Co. (The)(1)	26,553	$ 2,828,957
		$ 2,828,957
Security	Shares	Value
Equity Real Estate Investment Trusts (REITs) — 1.3%
Alexandria Real Estate Equities, Inc.	7,178	$ 1,042,963
American Tower Corp.	8,985	1,861,602
Equity Residential	16,445	1,036,364
Extra Space Storage, Inc.	5,931	1,052,397
Healthpeak Properties, Inc.	33,638	798,230
Mid-America Apartment Communities, Inc.	6,765	1,065,149
ProLogis, Inc.	10,041	1,112,041
Public Storage	4,682	1,450,249
		$ 9,418,995
Food & Staples Retailing — 1.0%
Costco Wholesale Corp.	6,395	$ 3,207,092
Kroger Co. (The)	23,840	1,127,394
Walmart, Inc.	17,918	2,550,269
		$ 6,884,755
Food Products — 0.5%
Campbell Soup Co.	17,201	$ 910,105
Conagra Brands, Inc.	30,742	1,128,232
Hormel Foods Corp.	13,252	615,555
McCormick & Co., Inc., Non Voting Shares	10,622	835,314
		$ 3,489,206
Health Care Equipment & Supplies — 1.3%
Abbott Laboratories	22,414	$ 2,217,641
Boston Scientific Corp.(1)	36,329	1,566,143
Cooper Cos., Inc. (The)	3,026	827,278
IDEXX Laboratories, Inc.(1)	3,127	1,124,719
Intuitive Surgical, Inc.(1)	7,767	1,914,333
Medtronic PLC	15,258	1,332,634
		$ 8,982,748
Health Care Providers & Services — 1.9%
AmerisourceBergen Corp.	7,847	$ 1,233,705
Centene Corp.(1)	13,966	1,188,926
CVS Health Corp.	12,270	1,161,969
DaVita, Inc.(1)	10,455	763,320
Humana, Inc.	2,205	1,230,566
Quest Diagnostics, Inc.	7,956	1,142,879
UnitedHealth Group, Inc.	11,791	6,545,774
		$ 13,267,139
Hotels, Restaurants & Leisure — 0.9%
Expedia Group, Inc.(1)	9,477	$ 885,815
McDonald's Corp.	9,679	2,639,076

Parametric
Volatility Risk Premium - Defensive Fund
October 31, 2022
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Hotels, Restaurants & Leisure (continued)
Starbucks Corp.	21,637	$ 1,873,548
Wynn Resorts, Ltd.(1)	10,917	697,596
		$ 6,096,035
Household Durables — 0.2%
Leggett & Platt, Inc.	2,890	$ 97,537
Lennar Corp., Class A	13,750	1,109,625
		$ 1,207,162
Household Products — 0.7%
Clorox Co. (The)	5,620	$ 820,745
Procter & Gamble Co. (The)	33,007	4,445,052
		$ 5,265,797
Industrial Conglomerates — 0.4%
Honeywell International, Inc.	12,426	$ 2,535,152
		$ 2,535,152
Insurance — 1.1%
Arthur J. Gallagher & Co.	7,269	$ 1,359,885
Assurant, Inc.	6,011	816,654
Everest Re Group, Ltd.	2,219	715,983
Globe Life, Inc.	7,099	820,076
Progressive Corp. (The)	13,267	1,703,483
Unum Group	46,346	2,112,914
		$ 7,528,995
Interactive Media & Services — 2.1%
Alphabet, Inc., Class A(1)	71,708	$ 6,777,123
Alphabet, Inc., Class C(1)	63,304	5,992,357
Meta Platforms, Inc., Class A(1)	25,285	2,355,550
		$ 15,125,030
Internet & Direct Marketing Retail — 1.6%
Amazon.com, Inc.(1)	105,418	$ 10,799,020
eBay, Inc.	14,642	583,337
		$ 11,382,357
IT Services — 2.4%
Accenture PLC, Class A	10,273	$ 2,916,505
Broadridge Financial Solutions, Inc.	7,139	1,071,278
FleetCor Technologies, Inc.(1)	5,668	1,054,928
Global Payments, Inc.	10,929	1,248,748
Mastercard, Inc., Class A	12,486	4,097,655
Security	Shares	Value
IT Services (continued)
PayPal Holdings, Inc.(1)	22,400	$ 1,872,192
Visa, Inc., Class A	22,785	4,720,141
		$ 16,981,447
Life Sciences Tools & Services — 1.1%
Danaher Corp.	9,993	$ 2,514,938
IQVIA Holdings, Inc.(1)	6,039	1,266,197
Thermo Fisher Scientific, Inc.	5,748	2,954,300
Waters Corp.(1)	3,428	1,025,555
		$ 7,760,990
Machinery — 0.5%
Flowserve Corp.	2,794	$ 80,132
PACCAR, Inc.	13,813	1,337,513
Stanley Black & Decker, Inc.	11,733	920,923
Westinghouse Air Brake Technologies Corp.	12,481	1,164,228
		$ 3,502,796
Media — 0.7%
Comcast Corp., Class A	76,874	$ 2,439,981
DISH Network Corp., Class A(1)	49,834	743,025
Omnicom Group, Inc.	15,747	1,145,594
Paramount Global, Class B	40,540	742,693
		$ 5,071,293
Metals & Mining — 0.2%
Freeport-McMoRan, Inc.	43,625	$ 1,382,476
		$ 1,382,476
Multiline Retail — 0.1%
Kohl's Corp.	25,362	$ 759,592
		$ 759,592
Multi-Utilities — 0.3%
CMS Energy Corp.	16,513	$ 942,066
WEC Energy Group, Inc.	11,345	1,036,139
		$ 1,978,205
Oil, Gas & Consumable Fuels — 2.7%
APA Corp.	26,833	$ 1,219,828
Chevron Corp.	23,279	4,211,171
ConocoPhillips	4,209	530,713
Devon Energy Corp.	19,416	1,501,828
EOG Resources, Inc.	13,580	1,853,942
Exxon Mobil Corp.	52,082	5,771,206

Parametric
Volatility Risk Premium - Defensive Fund
October 31, 2022
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Oil, Gas & Consumable Fuels (continued)
HF Sinclair Corp.	23,402	$ 1,431,500
Marathon Oil Corp.	40,551	1,234,778
ONEOK, Inc.	18,990	1,126,487
		$ 18,881,453
Pharmaceuticals — 2.5%
Bristol-Myers Squibb Co.	24,337	$ 1,885,387
Eli Lilly & Co.	11,288	4,087,272
Johnson & Johnson	33,395	5,809,728
Merck & Co., Inc.	26,997	2,732,097
Pfizer, Inc.	68,667	3,196,449
		$ 17,710,933
Professional Services — 0.3%
Jacobs Solutions, Inc.	8,461	$ 974,876
Verisk Analytics, Inc.	6,747	1,233,554
		$ 2,208,430
Road & Rail — 0.4%
J.B. Hunt Transport Services, Inc.	5,898	$ 1,008,971
Union Pacific Corp.	11,252	2,218,219
		$ 3,227,190
Semiconductors & Semiconductor Equipment — 2.4%
Advanced Micro Devices, Inc.(1)	5,866	$ 352,312
Broadcom, Inc.	6,357	2,988,553
Intel Corp.	53,598	1,523,791
KLA Corp.	4,329	1,369,912
NVIDIA Corp.	34,678	4,680,490
Qorvo, Inc.(1)	6,352	546,780
QUALCOMM, Inc.	18,464	2,172,474
SolarEdge Technologies, Inc.(1)	1,760	404,853
Teradyne, Inc.	11,103	903,229
Texas Instruments, Inc.	15,104	2,426,155
		$ 17,368,549
Software — 4.2%
Adobe, Inc.(1)	8,293	$ 2,641,320
Cadence Design Systems, Inc.(1)	4,330	655,519
Intuit, Inc.	5,248	2,243,520
Microsoft Corp.	86,065	19,978,268
Oracle Corp.	29,281	2,285,968
Salesforce, Inc.(1)	13,746	2,234,962
		$ 30,039,557
Security	Shares	Value
Specialty Retail — 1.1%
Advance Auto Parts, Inc.	5,517	$ 1,047,788
Bath & Body Works, Inc.	20,278	676,880
Home Depot, Inc. (The)	13,992	4,143,451
Lowe's Cos., Inc.	7,523	1,466,609
Ross Stores, Inc.	5,254	502,755
Victoria's Secret & Co.(1)	7,225	271,660
		$ 8,109,143
Technology Hardware, Storage & Peripherals — 3.8%
Apple, Inc.	172,166	$ 26,399,934
Western Digital Corp.(1)	4,402	151,297
Xerox Holdings Corp.	4,728	69,171
		$ 26,620,402
Textiles, Apparel & Luxury Goods — 0.3%
NIKE, Inc., Class B	18,161	$ 1,683,162
Ralph Lauren Corp., Class A	3,952	366,311
Under Armour, Inc., Class C(1)	24,947	163,652
		$ 2,213,125
Tobacco — 0.3%
Philip Morris International, Inc.	25,805	$ 2,370,189
		$ 2,370,189
Trading Companies & Distributors — 0.2%
Fastenal Co.	13,915	$ 672,512
W.W. Grainger, Inc.	1,959	1,144,742
		$ 1,817,254
Water Utilities — 0.1%
American Water Works Co., Inc.	5,314	$ 772,337
		$ 772,337
Total Common Stocks (identified cost $218,690,813)		$358,415,162

Short-Term Investments — 55.2%
Affiliated Fund — 2.3%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 2.88%(2)	16,028,052	$ 16,028,052
Total Affiliated Fund (identified cost $16,028,052)		$ 16,028,052

Parametric
Volatility Risk Premium - Defensive Fund
October 31, 2022
Portfolio of Investments (Unaudited) — continued

Securities Lending Collateral — 5.4%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 3.12%(3)	38,128,219	$ 38,128,219
Total Securities Lending Collateral (identified cost $38,128,219)		$ 38,128,219

U.S. Treasury Obligations — 47.5%
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bills:
0.00%, 12/1/22(4)	$17,500	$ 17,449,870
0.00%, 12/29/22	4,000	3,975,414
0.00%, 1/26/23(4)	34,000	33,676,533
0.00%, 2/23/23(4)	48,000	47,378,067
0.00%, 3/9/23(4)	41,518	40,900,950
0.00%, 3/23/23	18,392	18,087,805
0.00%, 4/20/23	7,910	7,747,515
0.00%, 5/18/23(5)	22,715	22,195,437
0.00%, 6/15/23(5)	16,450	16,017,043
0.00%, 7/13/23	14,160	13,738,394
0.00%, 8/10/23	16,450	15,900,419
U.S. Treasury Notes:
0.125%, 5/15/23	4,080	3,984,958
0.125%, 5/31/23	8,110	7,903,039
0.25%, 4/15/23	7,910	7,764,332
1.625%, 12/15/22	8,880	8,858,579
1.625%, 4/30/23	6,470	6,382,962
1.625%, 5/31/23	16,450	16,174,977
1.75%, 5/15/23	14,355	14,145,094
2.00%, 11/30/22(4)	8,850	8,838,445
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Notes: (continued)
2.625%, 2/28/23	$11,500	$ 11,439,485
2.625%, 6/30/23	14,160	13,993,410
Total U.S. Treasury Obligations (identified cost $339,286,840)		$336,552,728
Total Short-Term Investments (identified cost $393,443,111)		$390,708,999
Total Investments — 105.8% (identified cost $612,133,924)		$749,124,161
Total Written Options — (0.5)% (premiums received $3,325,686)		$ (3,329,550)
Other Assets, Less Liabilities — (5.3)%		$(37,608,148)
Net Assets — 100.0%		$708,186,463
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Non-income producing security.
(2)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of October 31, 2022.
(3)	Represents investment of cash collateral received in connection with securities lending.
(4)	Security (or a portion thereof) has been pledged as collateral for written options.
(5)	All or a portion of this security was on loan at October 31, 2022. The aggregate market value of securities on loan at October 31, 2022 was $37,353,177 and the total market value of the collateral received by the Fund was $38,128,219, comprised of cash.

Written Call Options (Exchange-Traded) — (0.4)%
Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
S&P 500 Index	70	$27,103,860	$3,980	11/2/22	$ (36,750)
S&P 500 Index	70	27,103,860	3,890	11/4/22	(304,150)
S&P 500 Index	70	27,103,860	3,985	11/4/22	(88,550)
S&P 500 Index	70	27,103,860	3,840	11/7/22	(518,700)
S&P 500 Index	70	27,103,860	4,000	11/7/22	(88,900)
S&P 500 Index	70	27,103,860	4,050	11/9/22	(72,450)
S&P 500 Index	70	27,103,860	3,910	11/11/22	(425,250)
S&P 500 Index	70	27,103,860	4,050	11/14/22	(135,450)
S&P 500 Index	70	27,103,860	3,900	11/16/22	(514,850)
S&P 500 Index	70	27,103,860	4,000	11/21/22	(295,750)

Parametric
Volatility Risk Premium - Defensive Fund
October 31, 2022
Portfolio of Investments (Unaudited) — continued

Written Call Options (Exchange-Traded) (continued)
Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
S&P 500 Index	70	$27,103,860	$4,100	11/25/22	$ (155,400)
Total					$(2,636,200)
Written Put Options (Exchange-Traded) — (0.1)%
Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
S&P 500 Index	70	$27,103,860	$3,725	11/4/22	$ (53,200)
S&P 500 Index	70	27,103,860	3,740	11/7/22	(91,000)
S&P 500 Index	70	27,103,860	3,695	11/9/22	(85,400)
S&P 500 Index	70	27,103,860	3,690	11/14/22	(154,350)
S&P 500 Index	70	27,103,860	3,425	11/16/22	(24,150)
S&P 500 Index	70	27,103,860	3,550	11/21/22	(84,000)
S&P 500 Index	70	27,103,860	3,650	11/25/22	(201,250)
Total					$(693,350)
At October 31, 2022, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.
The Fund is subject to equity price risk in the normal course of pursuing its investment objective. The Fund employs a systematic, rules based options strategy of writing call and put options on the S&P 500 Index, that seeks to take advantage of the volatility risk premium (i.e., the tendency for volatility priced into an option to be higher, on average, than the volatility actually experienced on the securities underlying the option). Premiums received from writing options can offset the equity risk premium foregone.
Affiliated Investments
At October 31, 2022, the value of the Fund's investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Liquidity Fund) and Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund) was $16,028,052, which represents 2.3% of the Fund's net assets. Transactions in funds that may be deemed to be affiliated by the Fund for the fiscal year to date ended October 31, 2022 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units/Shares, end of period
Short-Term Investments
Cash Reserves Fund	$47,485,101	$162,515,083	$(210,000,559)	$375	$ —	$ —	$5,183	—
Liquidity Fund	—	345,005,410	(328,977,358)	—	—	16,028,052	253,105	16,028,052
Total				$375	$ —	$16,028,052	$258,288
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Parametric
Volatility Risk Premium - Defensive Fund
October 31, 2022
Portfolio of Investments (Unaudited) — continued

•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At October 31, 2022, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks	$358,415,162*	$ —	$ —	$358,415,162
Short-Term Investments:
Affiliated Fund	16,028,052	—	—	16,028,052
Securities Lending Collateral	38,128,219	—	—	38,128,219
U.S. Treasury Obligations	—	336,552,728	—	336,552,728
Total Investments	$412,571,433	$336,552,728	$ —	$749,124,161
Liability Description
Written Call Options	$ (2,636,200)	$ —	$ —	$ (2,636,200)
Written Put Options	(693,350)	—	—	(693,350)
Total	$ (3,329,550)	$ —	$ —	$ (3,329,550)
*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.
For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements included in its semiannual or annual report to shareholders.